Allowance for Doubtful Accounts	3 Months Ended
Apr. 30, 2012
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

(4) Allowance for Doubtful Accounts

        Allowance for doubtful accounts activity and balances are presented below:

	Fiscal Year Ended January 31,			Three Months Ended April 30,
(in thousands)	2010	2011	2012	2011	2012
				(Unaudited)
Balance at beginning of period	$120	$321	$400	$400	$557
Add: bad debt expense	379	444	247	358	—
Less: write-offs, net of recoveries	(178)	(365)	(90)	(9)	—

Balance at end of period	$321	$400	$557	$749	$557